Schedule of investments
Nomura Natural Resources Fund
December 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.28%♣
Consumer Staples — 2.02%
Bunge Global	46,584	$ 4,149,703
		4,149,703
Energy — 34.38%
ARC Resources	257,281	4,826,772
BP ADR	115,600	4,014,788
Chord Energy	24,915	2,309,621
ConocoPhillips	55,320	5,178,505
Core Natural Resources	61,060	5,404,421
DHT Holdings	161,243	1,968,777
Diamondback Energy	39,952	6,005,984
Expand Energy	28,771	3,175,168
Helmerich & Payne	167,899	4,815,343
HF Sinclair	37,535	1,729,613
Kimbell Royalty Partners	355,192	4,177,058
Parex Resources	191,208	2,570,243
Peabody Energy	139,579	4,145,496
Permian Resources	196,994	2,763,826
Shell	269,049	9,915,061
Unit	87,787	2,708,229
Valero Energy	29,160	4,746,956
		70,455,861
Industrials — 2.09%
Arcosa	40,384	4,293,627
		4,293,627
Information Technology — 2.35%
First Solar †	18,412	4,809,767
		4,809,767
Materials — 57.44%
Alcoa	116,319	6,181,192
Anglo American	160,653	6,645,013
Barrick Mining	78,000	3,396,900
Canfor †	228,525	1,953,006
CF Industries Holdings	70,442	5,447,984
China Metal Recycling Holdings =, †	30,000,000	0
Coeur Mining †	361,355	6,442,960
Corteva	67,801	4,544,701
CRH	56,596	7,032,704
Hudbay Minerals	385,897	7,660,055
International Paper	160,114	6,306,890
Louisiana-Pacific	30,633	2,473,921
Metallus †	180,019	3,089,126
Methanex	93,900	3,729,708
Newmont	96,675	9,652,999
Nutrien	144,603	8,924,897
SSR Mining †	127,861	2,803,058
Steel Dynamics	52,893	8,962,719
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials (continued)
Teck Resources Class B	53,659	$ 2,568,892
Titan	42,503	2,618,696
Valterra Platinum	83,459	6,965,283
West Fraser Timber	64,741	3,960,731
Wheaton Precious Metals	54,112	6,359,242
		117,720,677
Total Common Stocks (cost $190,532,020)		201,429,635

Short-Term Investments — 1.79%
Money Market Mutual Funds — 1.79%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	917,920	917,920
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	917,920	917,920
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	917,920	917,920
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	917,920	917,920
Total Short-Term Investments (cost $3,671,680)		3,671,680

Total Value of Securities—100.07% (cost $194,203,700)		205,101,315
Liabilities Net of Receivables and Other Assets—(0.07%)		(148,803)
Net Assets Applicable to 9,839,737 Shares Outstanding—100.00%		$204,952,512
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

Summary of abbreviations:
ADR – American Depositary Receipt
NQ- IV955 [1225] 0226 (5191660)    1